Warrants - Schedule of Warrants Issued and outstanding (Details) - $ / shares				9 Months Ended	12 Months Ended
	Sep. 30, 2024	May 05, 2023	Oct. 06, 2022	Sep. 30, 2025	Dec. 31, 2024	Jun. 24, 2024
Warrants
Outstanding				12,997,740	0
Exercisable				12,997,740	12,997,740
Weighted Average Exercise Price (in Dollars per share)				$ 9.65	$ 9.65	$ 11.5
Weighted Average Remaining Life in Years				3 years 2 months 15 days	3 years 11 months 15 days
Assumed at June 24, 2024					12,256,999
Issued				0	740,741
Exercised				0	0
Outstanding				12,997,740	12,997,740
Public Warrants [Member]
Warrants
Outstanding				11,500,000	0
Exercisable				11,500,000	11,500,000
Weighted Average Exercise Price (in Dollars per share)				$ 11.5	$ 11.5
Weighted Average Remaining Life in Years				3 years 8 months 23 days	4 years 5 months 23 days
Assumed at June 24, 2024					11,500,000
Issued				0	0
Exercised				0	0
Outstanding				11,500,000	11,500,000
Private Warrants [Member]
Warrants
Outstanding				557,000	0
Exercisable				557,000	557,000
Weighted Average Exercise Price (in Dollars per share)				$ 11.5	$ 11.5
Weighted Average Remaining Life in Years				3 years 8 months 23 days	4 years 5 months 23 days
Assumed at June 24, 2024					557,000
Issued				0	0
Exercised				0	0
Outstanding				557,000	557,000
Bridge Warrants [Member]
Warrants
Outstanding				173,913	0
Exercisable				173,913	173,913
Weighted Average Exercise Price (in Dollars per share)			$ 11.5	$ 11.5	$ 11.5
Weighted Average Remaining Life in Years				2 years 3 days	2 years 9 months 3 days
Assumed at June 24, 2024					173,913
Issued			173,913	0	0
Exercised				0	0
Outstanding				173,913	173,913
Extension Warrants [Member]
Warrants
Outstanding				26,086	0
Exercisable				26,086	26,086
Weighted Average Exercise Price (in Dollars per share)		$ 11.5		$ 11.5	$ 11.5
Weighted Average Remaining Life in Years				2 years 7 months 6 days	3 years 4 months 6 days
Assumed at June 24, 2024					26,086
Issued		26,086		0	0
Exercised				0	0
Outstanding				26,086	26,086
September 2024 Note Warrants [Member]
Warrants
Outstanding				740,741	0
Exercisable				740,741	740,741
Weighted Average Exercise Price (in Dollars per share)	$ 2.25			$ 2.25	$ 2.25
Weighted Average Remaining Life in Years				4 years	4 years 9 months
Assumed at June 24, 2024					0
Issued	740,741			0	740,741
Exercised				0	0
Outstanding				740,741	740,741